MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2020
Debt Securities, Available-for-sale, Amortized Cost [Abstract]
MARKETABLE SECURITIES
NOTE 5:       MARKETABLE SECURITIES

The Company accounts for its investments in marketable securities in accordance with ASC No. 320, “Investments—Debt and Equity Securities”. The Company determines the appropriate classification of its investments in marketable securities at the time of purchase and re-evaluates the appropriate classifications at each balance sheet date. As of June 30, 2020, all of the Company’s investments in marketable debt securities are classified as available-for-sale. Therefore, the Company’s marketable debt securities are recorded at fair value on the balance sheet. Unrealized gains and losses on marketable debt securities classified as available-for-sale are recorded in other comprehensive income (loss). Realized gains and losses on sale of marketable debt securities are included in financial income (expense), net in the consolidated statement of operations, and are derived using the specific identification method. The amortized cost of marketable debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion are included in the Company’s financial income (expenses), net in the consolidated statement of operations. The Company classifies its marketable debt securities as either short-term or long-term based on each instrument’s underlying contractual maturity date.

Available-for-sale debt securities with an amortized cost basis in excess of the estimated fair value are assessed using the Current Expected Credit Losses model (in accordance with ASU 2016-13) in order to determine what portion of that difference, if any, is caused by expected credit losses. Expected credit losses on available for sale debt securities are recognized in financial income (expenses), net on the consolidated statements of operations.

During the three and six months ended June 30, 2020, the Company did not recognize an allowance for credit losses on its available-for-sale marketable debt securities as any expected credit losses are not material to the consolidated financial statements.

The following tables summarize the amortized cost, unrealized gains and losses, and fair value of available-for-sale marketable securities as of June 30, 2020:

	June 30, 2020
	Amortized cost	Gross unrealized losses	Gross unrealized gains	Fair value

Government debentures	$8,004	$(3)	$-	$8,001
Corporate debentures	2,633	(7)	-	2,626

Total	$10,637	$(10)	$-	$10,627

As of June 30, 2020, the Company’s available-for-sale marketable securities mature in one to two years.